Note 7 - Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]

7. Commitments and Contingencies

In addition to the commitments and contingencies described elsewhere in these notes, see below for a discussion of the Company's commitments and contingencies as of September 30, 2023.

Lease Obligations Payable

The following summarizes quantitative information about the Company's operating leases for the three and nine months ended September 30, 2023 and 2022, respectively (table in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Lease cost:
Operating lease cost	$34	$33	$99	$91
Variable lease cost	5	7	19	22
Total	$39	$40	$118	$113

In September 2023, the Company executed an amendment to extend the corporate office lease until August 31, 2029, with an option to renew. The Company is required to remit base monthly rent of approximately $4,700 which will increase at an average approximate rate of 2% each year. The Company is also required to pay additional rent in the form of its pro-rata share of certain specified operating expenses of the building.

In June 2022, the Company extended the lab lease until September 30, 2027, with no further right or option to renew. The Company recorded approximately $12,000 in sublease income from a related party for the three months ended September 30, 2023 and 2022, respectively, and $37,000 and $32,000 for the nine months ended September 30, 2023 and 2022, respectively. Sublease income is recorded as other income, net on the Company's condensed consolidated statement of operations and comprehensive loss. Operating cash flows from operating leases was $34,000 and $21,000 for the three months ended  September 30, 2023 and 2022, respectively, and $109,000 and $91,000 for the nine months ended September 30, 2023 and 2022, respectively.

Licenses

MD Anderson - Total expenses related to the Company's license agreements with MD Anderson were $64,000 and $56,000 for the three months ended September 30, 2023 and 2022, respectively, and $193,000 and $189,000 for the nine months ended September 30, 2023 and 2022, respectively.

HPI - The Company has two agreements with a related party, Houston Pharmaceuticals, Inc. (HPI) with total expenses of $59,000 for each of the three months ended September 30, 2023 and 2022, respectively, and $176,000 for the nine months ended September 30, 2023 and 2022, respectively.

Sponsored Research Agreements - In October 2023, the Company entered into an amendment to the Sponsored Research Agreement with MD Anderson for total payments of $0.8 million to support the continuation of the project through December 31, 2025. In addition, the Company also has Sponsored Research Agreements with other universities, one in the US and one in Europe. The expenses recognized under the agreements were $221,000 and $315,000 for the three months ended September 30, 2023 and 2022, respectively, and $552,000 and $815,000 for the nine months ended September 30, 2023 and 2022, respectively.

License Terminations

The Company was party to a sublicense agreement with WPD, pursuant to which it sublicensed to WPD certain intellectual property rights, including rights to Annamycin, its WP1122 portfolio, and its WP1066 portfolio (as amended, the “WPD Agreement”). WPD is affiliated with Dr. Waldemar Priebe, the Company's founder. In March 2023, the Company and WPD agreed to terminate the WPD Agreement and agreed to pay WPD (or its designee) $700,000 in cash and shares of its common stock valued at $800,000. In  March 2023, the Company issued 822,115 shares of common stock to WPD's designee as part of satisfying this commitment. With the termination of the WPD Agreement, the Company now has acquired the rights in certain territories previously sub-licensed to WPD to all of its licensed intellectual property, other than the rights related to non-human animals. Additionally, the Company acquired the in-process research and development that WPD has created during the term of the agreement.

In February 2022, the Company and Exploration Invest Pte Ltd. (Exploration) entered into a license termination agreement pursuant to which the Company agreed to pay Exploration $400,000 to terminate certain License Agreements and extend confidentiality requirements until the 10-year anniversary of the license termination agreement. Total expenses, reflected in research and development expenses, related to the Company's license terminations were $1.5 million and $0.4 million for the three and nine months ended September 30, 2023 and 2022, respectively.

8. Commitments and Contingencies

In addition to the commitments and contingencies described elsewhere in these notes, see below for a discussion of the Company's commitments and contingencies for the years ended  December 31, 2022, and December 31, 2021, respectively.

Lease Obligations Payable

Effective January 1, 2019, the Company adopted ASC 842, which requires recognition of a right-of use asset and a lease liability for all leases at the commencement date based on the present value of the lease payment over the lease term.

In March 2018, the Company entered into a Lease Agreement (the “Lease”) which it uses for its corporate office space and headquarters. The term of the Lease began in August 2018 and will continue for an initial term of 66 months, which may be renewed for an additional 5 years. The Company is required to remit base monthly rent which will increase at an average approximate rate of 3% each year. The Company is also required to pay additional rent in the form of its pro-rata share of certain specified operating expenses of the Landlord. The leased space is located in Houston, Texas. The corporate office lease is classified as an operating lease.

In June 2022, the Company entered into a Second Amendment to its Lease Agreement (the "Lab Lease") which it uses for lab space. The term of the Lease will continue through September 30, 2027, with no further right or option to renew. The Company is required to remit base monthly rent which will increase at an average approximate rate of 3% each year. The Lab Lease is classified as an operating lease. In August 2019, the Company entered into a sublease (which was extended in 2022 in connection with the lease extension) with a related party, Houston Pharmaceuticals, Inc. (HPI). The Company has granted HPI access to all of its Lab Lease space and HPI has agreed to pay the Company 50% of the Company's rent payable under the Lab Lease less 50% of any benefits from any sublease or other lab service agreement the Company may receive from its Lab Lease. Although HPI has access to the Company's Lab Lease space, it is the intent of the parties that they equally share the Lab Lease space for research purposes. The Company recorded approximately $45,000 and $42,000 in sublease income from the related party for the years ended December 31, 2022 and December 31, 2021, respectively. Sublease income is recorded as other income on the Company's consolidated statement of operations and comprehensive loss.

During the year ended December 31, 2022, the Company did not enter into any new lease arrangements requiring any additional right-of-use assets or liabilities to be recorded, other than the extension discussed above.

The Company made an accounting policy election not to apply the recognition requirements to short-term leases. The Company recognizes the lease payments for short-term leases in profit or loss on a straight-line basis over the lease term, and variable lease payments in the period in which the obligation for those payments is incurred.

The following summarizes quantitative information about the Company's operating leases for the years ended  December 31, 2022, and December 31, 2021, respectively (in thousands):

	Year Ended December 31,
	2022	2021
Lease cost:
Operating lease cost	$124	$116
Short-term lease cost	-	-
Variable lease cost	29	29
Total	$153	$145

Other supplemental cash flow information for operating leases is as follows (in thousands):

	Year Ended December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$129	$138

As of December 31, 2022, future minimum leases under ASC 842 under the Company's operating leases were as follows (in thousands):

Maturity of lease liabilities	As of December 31, 2022
2023	$153
2024	109
2025	102
2026	105
2027	81
2028 and thereafter	—
Total lease payments	550
Less: imputed interest	(99)
Present value of operating lease liabilities	$451

As of December 31, 2022, the weighted average remaining lease term for operating leases is 4.25 years, and the weighted average discount rate is 9.6%. The interest rate implicit in lease contracts is typically not readily determinable and as such, the Company uses an incremental borrowing rate based on a peer analysis using information available at the commencement date, which represents an internally developed rate that would be incurred to borrow, on a collateralized basis, over a similar term, an amount equal to the lease payments in a similar economic environment.

Licenses

MD Anderson

Under agreements associated with Annamycin, the WP1122 Portfolio and the WP1066 Portfolio all described below, the Company is responsible for certain license, milestone and royalty payments over the course of the agreements. Annual license fees can cost as high as $0.1 million depending upon the anniversary, milestone payments for the commencement of phase II and phase III clinical trials, for the submission of an NDA to the FDA and for the receipt of marketing approval for sale of a license product can cost as high as $0.6 million, depending upon certain terms and conditions. Not all of these payments are applicable to every drug. In March 2021, after a determination that the Company did not intend to pursue development of WP1732, the Company entered into a termination of the license agreement related to WP1732 dated February 12, 2018 with MD Anderson. Total expenses under these agreements were $264,000 and $267,000, respectively, for the years ended  December 31, 2022 and 2021.

Annamycin

On June 29, 2017, the Company entered into a Patent and Technology License Agreement with MD Anderson licensing certain technology related to the method of preparing Liposomal Annamycin and on December 17, 2021 the Company entered into an amendment to this agreement to include certain technology related to the method of reconstituting Liposomal Annamycin. On December 2, 2021, the Company entered into a Patent and Technology License Agreement with MD Anderson licensing certain technology related to lung targeted therapies with Annamycin. The terms and payments of these agreements are included in the summary above under “Commitments and Contingencies – Licenses – MD Anderson”. The terms of these agreements extend until the later of 20 years from the effective date of the agreements, or the expiration of the last-to-expire licensed patent. In addition, commencing on the four-year anniversary of each agreement, MD Anderson has the right to remove any jurisdiction from such agreement, upon 90 days’ notice, if the Company has not commercialized or is not using commercially reasonable efforts actively and effectively to attempt to commercialize a licensed invention in such jurisdiction.

WP1122 Portfolio

The rights and obligations to an April 2012 Patent and Technology License Agreement entered into by and between IntertechBio and MD Anderson (the “2012 Agreement”) have been assigned to MBI. Therefore, MBI has obtained a royalty-bearing, worldwide, exclusive license to intellectual property, including patent rights, related to its WP1122 Portfolio and to its drug product candidate, WP1122. On October 21, 2022, the Company entered into a new patent and technology license agreement (the "2022 Agreement") with MD Anderson for an additional molecule under the WP1122 Portfolio. On December 3, 2021, the Company entered into a new patent and technology license agreement (the “2021 Agreement”) with MD Anderson licensing certain technology related to WP1122 anti-viral treatments. The 2012 Agreement was amended in May 2020 to allow for the extension of certain milestones. The initial milestone required the Company to file an IND with the FDA for a Phase I study by February 20, 2021. The Company extended the deadline for this milestone by six months by making the required extension payment, and the Company has the right to receive two additional six-month extensions in the future by making additional extension payments. On August 3, 2021, the Company filed a CTA for the application of WP1122 in the United Kingdom to commence a Phase 1a clinical trial of WP1122. MD Anderson agreed that this CTA filing would further extend the deadline to file an IND with the FDA for a Phase I study until February 2022. In December 2021, the Company submitted an IND for the treatment of GBM with WP1122 to the FDA, thus meeting the IND filing milestone. The term of the 2012 agreement extends until the later of 15 years from the effective date of the agreement, or the expiration of the last-to-expire licensed patent. MD Anderson had the right terminate the 2012 agreement if the Company failed to commence a Phase 1 study for a licensed product prior to November 20, 2022, which Phase 1 study occurred in the United Kingdom during 2022 prior to the deadline. In addition, MD Anderson may terminate the 2012 agreement if the Company fails to commence a Phase 2 study for licensed product prior to November 20, 2024. The term of the 2021 agreement extends until the later of 20 years from the effective date of the agreement, or the expiration of the last-to-expire licensed patent. MD Anderson may terminate the 2021 agreement if the Company fails to file an IND for a Phase 1 study for a licensed product prior to December 3, 2024; or if the Company fails to commence a Phase 1 study for licensed product prior to December 3, 2026. The Company believes that the Phase 1 study that occurred in the United Kingdom during 2022 met these required milestones.

WP1066 Portfolio

The rights and obligations to a June 2010 Patent and Technology License Agreement entered into by and between Moleculin LLC and MD Anderson (the “2010 Agreement”) have been assigned MBI. Therefore, MBI has obtained a royalty-bearing, worldwide, exclusive license to intellectual property rights, including patent rights, related to its WP1066 drug product candidate. On February 3, 2022, the Company entered into a new patent and technology license agreement (the “2022 Agreement”) with MD Anderson licensing certain technology related to WP1066 checkpoint inhibitors. In consideration for these agreements, the Company must make payments to MD Anderson including an up-front payment, milestone payments and minimum annual royalty payments for sales of products developed under the license agreement. Annual Maintenance fee payments will no longer be due upon marketing approval in any country of a licensed product under the 2010 Agreement. One-time milestone payments are due upon commencement of the first Phase III study for a licensed product within the United States, Europe, China or Japan; upon submission of the first NDA for a licensed product in the United States; and upon receipt of the first marketing approval for sale of a licensed product in the United States. The term of the 2010 Agreement extends until the later of 15 years from the effective date of the agreement, or the expiration of the last-to-expire licensed patent. The term of the 2022 Agreement extends until the later of 20 years from the effective date of the agreement, or the expiration of the last-to-expire licensed patent. In addition, MD Anderson may terminate the 2022 Agreement if the Company fails to file for an IND for a Phase 1 study before February 2, 2025 in the United States, France, Germany, Italy, Spain, the United Kingdom or China. The Company believes that the clinical trial application in China filed prior to 2016 meets this milestone.

HPI

MBI entered into an outlicensing agreement with HPI, pursuant to which it granted certain intellectual property rights to HPI, including rights covering the potential drug candidate, WP1066 (HPI Out-Licensing Agreement). Upon payment of the option repurchase payment in 2019, the HPI Out-Licensing Agreement was terminated and MBI regained all rights to the licensed subject matter and rights to any and all development data and any regulatory submissions including any IND, NDA or ANDA related to the licensed subject matter and can end the license without any other obligation. The Company has two current agreements with HPI. The first agreement, which was renewed in May 2022, continues a prior consulting arrangement with HPI and requires payments for $43,500 per quarter. The second agreement, which can be cancelled with sixty days notice by either party, allows the Company's employees access to laboratory equipment owned by HPI and this requires a payment of $15,000 per quarter to HPI. Total expenses related to HPI were $234,000 for the years ended December 31, 2022 and 2021.

Sponsored Research Agreements with MD Anderson

MBI has a Sponsored Laboratory Study Agreement with MD Anderson expiring December 31, 2024. In June 2022, the Company entered into a new Sponsored Research Agreement with MD Anderson for total payment of $1.3 million to support the continuation of the project. In addition, the Company also has Sponsored Research Agreements with other universities, one in the US and one in Europe. The expenses recognized under the agreements were $1,133,000 and $697,000, respectively for the years ended December 31, 2022 and 2021.

Other Licenses

WPD Pharmaceuticals

Since February 2019, the Company was party to a sublicense agreement with WPD Pharmaceuticals (WPD), pursuant to which it sublicensed to WPD certain intellectual property rights, including rights to Annamycin, its WP1122 portfolio, and its WP1066 portfolio (as amended, the “WPD Agreement”). WPD is affiliated with Dr. Waldemar Priebe, the Company's founder. Under the WPD Agreement, the Company granted WPD a royalty-bearing, exclusive license to research, develop, manufacture, have manufactured, use, import, offer to sell and/or sell products in the field of human therapeutics under the licensed intellectual property in the countries of Poland, Estonia, Latvia, Lithuania, Belarus, Ukraine, Moldova, Romania, Armenia, Azerbaijan, Georgia, Slovakia, Czech Republic, Hungary, Uzbekistan, Kazakhstan, Greece, Austria, Russia, Netherlands, Turkey, Belgium, Switzerland, Sweden, Portugal, Norway, Denmark, Ireland, Finland, Luxembourg, Iceland (licensed territories).

In March 2023, the Company and WPD agreed to terminate the WPD Agreement. Pursuant to the termination, the Company agreed to pay WPD (or its designees) $700,000 in cash and shares of its common stock valued at $800,000. In connection with the termination, WPD agreed to assign all of its rights and obligations related to the Phase 1b/2 clinical trial of Annamycin for the treatment of STS lung metastases being conducted at Maria Sklodowska-Curie National Research Institute.

With the termination of the WPD Agreement, the Company now holds the worldwide rights to all of its licensed intellectual property, other than the rights related to non-human animals.

Animal Life Sciences

In February 2019, the Company sublicensed certain intellectual property rights, including rights to Annamycin, its WP1122 portfolio, and its WP1066 portfolio in the field of non-human animals to ALI (the “ALI Agreement”). ALI is affiliated with Dr. Waldemar Priebe, one of its founders and its largest shareholder. Under the ALI Agreement, the Company granted ALI a worldwide royalty-bearing, exclusive license to research, develop, manufacture, have manufactured, use, import, offer to sell and/or sell products in the field of non-human animals under the licensed intellectual property. This license is subject to the terms in the prior agreements entered into by the Company and MDA.

Employment Agreements

 The Company has agreements with certain executive and other employees to provide benefits in the event of termination. The base salary and certain other benefits would aggregate approximately $0.9 million using the rate of compensation in effect at December 31, 2022.